Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Apr. 04, 2022
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	mCloud Technologies Corp.
Entity Central Index Key	0001756499
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		16,150,100
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Entity Address, Address Line One	550-510 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3A8
Entity Address, Country	CA
Document Annual Report	true
Document Transition Report	false
ICFR Auditor Attestation Flag	false
Entity File Number	001-40745
Entity Incorporation, State or Country Code	A1
Entity Ex Transition Period	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Calgary, Alberta Canada
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) to the Annual Report on Form 20-F for the fiscal year ended December 31, 2021, initially filed on May 2, 2022 (the “Original Filing”) is being filed solely to include (i) Exhibits 12.1 and 12.2, and (ii) Exhibits 13.1 and 13.2, which were omitted in the Original Filing due to a clerical error. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other items or disclosures contained in the Original Filing and does not reflect events occurring after the date of the Original Filing. This Amendment No. 1 consists solely of the cover page, this explanatory note, the exhibit index and the exhibits filed herewith.
Document Registration Statement	false
Document Shell Company Report	false
Common Stock Nasdaq [Member]
Document Information [Line Items]
Trading Symbol	MCLD
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock
Common Stock Tsxv [Member]
Document Information [Line Items]
Trading Symbol	MCLD
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock
Warrants Nasdaq [Member]
Document Information [Line Items]
Trading Symbol	MCLD.W
Security Exchange Name	NASDAQ
Title of 12(b) Security	Warrants
Warrants Tsxv [Member]
Document Information [Line Items]
Trading Symbol	MCLD.WT
Security Exchange Name	NASDAQ
Title of 12(b) Security	Warrants
Debentures Tsxv [Member]
Document Information [Line Items]
Trading Symbol	MCLD.DB
Security Exchange Name	NASDAQ
Title of 12(b) Security	Debentures
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	550-510 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3A8
Entity Address, Country	CA
Local Phone Number	669-9973
City Area Code	604
Contact Personnel Name	Chantal Schutz